Property and Equipment (Sound Concepts Inc.) (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Property and Equipment

Property and equipment consisted of the following as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Furniture and fixtures	$57,000	$57,000
Office equipment	51,000	51,000

	108,000	108,000
Less: accumulated depreciation	(97,00)	(77,000)

	$11,000	$31,000

Sound Concepts, Inc. [Member]
Schedule of Property and Equipment

	December 31,
	2018	2017

Computers	$20,000	$20,000
Furniture and fixture	26,000	26,000
Machinery and equipment	141,000	127,000
Software	113,000	113,000
Vehicles	122,000	110,000
Leasehold Improvement	30,000	-
Total property and equipment	452,000	396,000
Accumulated Depreciation	(340,000)	(350,000)
Total property and equipment, net	$112,000	$46,000